LEASES - Supplemental consolidated balance sheet information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Lessee Disclosure [Abstract]
Right-of-use assets	¥ 777	$ 122	¥ 987
Current lease liabilities included within Other payables and accruals	363		409
Long-term lease liabilities	400	$ 63	618
Total lease liabilities	¥ 763		¥ 1,027
Weighted average remaining lease term	2 years	2 years	3 years
Weighted average discount rate	5.40%	5.40%	4.30%